Business Combinations - Goodwill (Details) - Jul. 06, 2021 - Boyut Enerji ₺ in Thousands, $ in Thousands	USD ($)	TRY (₺)
Disclosure of detailed information about business combination [line items]
Total consideration amount		₺ 258,584
Cash consideration amount	$ 10,972	249,719
Contingent and deferred consideration amount	$ 500	8,865
Net assets acquired		(230,835)
Goodwill		₺ 27,749